Debt - Quarterly Dividends (Details) - 2017 Convertible Bonds - Convertible Debt		3 Months Ended
	Feb. 17, 2017 $ / shares	Mar. 31, 2019 $ / shares
Debt Instrument [Line Items]
Distribution (in dollars per share)		$ 0.150
Debt instrument conversion ratio	0.0265308	26.993
Debt Instrument, Convertible, Conversion Price	$ 37.69	$ 37.05